TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net operating losses carryforward and tax credits	$88,528	$79,196
Share based payments	21,631	16,142
Research and development costs	3,473	3,606
Reserves, allowances and other	21,838	13,313

Deferred tax assets before valuation allowance	135,470	112,257
Valuation allowance	(11,211)	(8,853)

Deferred tax assets	124,259	103,404

Deferred tax liabilities:
Acquired intangibles	(126,318)	(142,352)
Acquired deferred revenue	(2,033)	(2,600)
Internal Use Software and other Fixed Assets	(15,677)	(4,398)
Prepaid Compensation Expenses	(12,062)	-

Deferred tax liabilities	(156,090)	(149,350)

Deferred tax liabilities, net	$(31,831)	$(45,946)

	December 31,
	2018	2017

Deferred tax assets	$12,309	$11,850
Deferred tax liabilities	(44,140)	(57,796)

Deferred tax liabilities, net	$(31,831)	$(45,946)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2018	2017	2016

Income before taxes on income, as reported in the consolidated statements of income	$186,715	$129,660	$144,481

Statutory tax rate in Israel	23.0%	24.0%	25.0%
Preferred Enterprise / Preferred Technology Enterprise benefits (*)	(13.0)%	(16.8)%	(8.9)%
Changes in valuation allowance	(0.0%	0.0%	1.0%
Earnings taxed under foreign law	(1.8)%	(4.6)%	(7.7)%
Tax settlements and other adjustments	7.0%	14.3%	5.8%
U.S. Tax Reform one-time adjustment	(1.6)%	(23.9)%	-
Other	1.1%	(3.5)%	(0.4)%

Effective tax rate	14.7%	(10.5)%	14.8%

(*)	The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits " status on net earnings per ordinary share is as follows:

Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share
The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits " status on net earnings per ordinary share is as follows:

	Year ended December 31,
	2018	2017	2016

Basic	$0.39	$0.36	$0.22

Diluted	$0.38	$0.35	$0.21

Schedule of Income Before Income Tax, Domestic and Foreign
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2018	2017	2016

Domestic	$193,664	$188,070	$131,111
Foreign	(6,949)	(58,410)	13,370

	$186,715	$129,660	$144,481

Schedule of Taxes on Income
Taxes on income (tax benefit) are comprised as follows:

	Year ended December 31,
	2018	2017	2016

Current	$57,549	$57,174	$47,318
Deferred	(30,172)	(70,805)	(25,906)

	$27,377	$(13,631)	$21,412

Domestic	$29,947	$27,673	$28,097
Foreign	(2,570)	(41,304)	(6,685)

	$27,377	$(13,631)	$21,412

Of which:

	Year ended December 31,
	2018	2017	2016
Domestic taxes:
Current	$34,370	$22,808	$27,932
Deferred	(4,423)	4,865	165

	29,947	27,673	28,097
Foreign taxes:
Current	23,179	34,366	19,386
Deferred	(25,749)	(75,670)	(26,071)

	(2,570)	(41,304)	(6,685)

Taxes on income (tax benefit)	$27,377	$(13,631)	$21,412

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2018	2017

Uncertain tax positions, beginning of year	$43,984	$26,659
Increases in tax positions for prior years	5,121	5,105
Increases in tax positions for current year	13,353	15,140
Settlements	(3,471)	-
Expiry of the statute of limitations	(427)	(2,920)

Uncertain tax positions, end of year	$58,560	$43,984